Share Based Compensation - Schedule of Intrinsic Value Per Option at the Date of Grant (Detail)	12 Months Ended
Mar. 31, 2018 ₨ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options granted | shares	549,554
Option Grants on May 4, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	May 04, 2016
No. of options granted | shares	180,292
Deemed fair value of equity shares	₨ 293
Intrinsic value per option at the time of grant	[1]
Valuation used	Retrospective
Option Grants on August 18, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Aug. 18, 2016
No. of options granted | shares	22,528
Deemed fair value of equity shares	₨ 337
Intrinsic value per option at the time of grant	₨ 336
Valuation used	Retrospective
Option Grants on March 8, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Mar. 08, 2017
No. of options granted | shares	15,000
Deemed fair value of equity shares	₨ 1,133
Valuation used	Market price
Option Grants on June 10, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Jun. 10, 2017
No. of options granted | shares	53,236
Deemed fair value of equity shares	₨ 1,009
Valuation used	Market price
Option Grants on June 21, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Jun. 21, 2017
No. of options granted | shares	46,925
Deemed fair value of equity shares	₨ 1,033
Valuation used	Market price
Option Grants on August 29, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Aug. 29, 2017
No. of options granted | shares	78,344
Deemed fair value of equity shares	₨ 923
Valuation used	Market price
Option Grants on October 20, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Oct. 20, 2017
No. of options granted | shares	5,082
Deemed fair value of equity shares	₨ 1,005
Valuation used	Market price
Option Grants on October 25, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Oct. 25, 2017
No. of options granted | shares	25,134
Deemed fair value of equity shares	₨ 1,004
Valuation used	Market price
Option Grants on November 6, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Nov. 06, 2017
No. of options granted | shares	20,594
Deemed fair value of equity shares	₨ 1,003
Valuation used	Market price
Option Grants on December 5, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Dec. 05, 2017
No. of options granted | shares	3,689
Deemed fair value of equity shares	₨ 857
Valuation used	Market price
Option Grants on March 31, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Mar. 31, 2018
No. of options granted | shares	316,550
Deemed fair value of equity shares	₨ 862
Valuation used	Market price

[1]	Fair value of the shares exceeds the exercise price.